Statement of Operations - Details (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues
Crowdfunding	$ 483,960	$ 1,074,101	$ 883,209
Incubation Service	2,260,376	3,197,865	2,707,008
Procurement Services	12,893	6,763
Total	2,757,229	4,278,729	3,590,217
Operating Expenses
Professional fees	410,746	1,329,279	529,759
Wages and benefits	1,261,940	1,691,204	310,680
Travel expenses	111,945	203,701	72,953
Depreciation and amortization	101,929	20,174	21,295
Data services	56,169	127,355	316,986
Rent expense	505,798	308,238	114,096
Advertising	931	19,769	8,808
Business taxes and surcharges	223	10,168	14,873
Meals & entertainment	156,941	117,874
Other	1,267,647	66,926	37,012
Write off of leasehold improvements as selling and marketing expenses	1,043,102
Impairment Loss	74,507		148,607
Total	$ 4,991,878	$ 3,894,688	$ 1,575,069